Warrants (Details Narrative)			1 Months Ended		12 Months Ended
	Jul. 02, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares $ / shares shares	May 19, 2021 USD ($) $ / shares shares	Oct. 25, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	May 19, 2021 $ / shares	Mar. 15, 2021 USD ($)	Mar. 15, 2021 $ / shares	Oct. 25, 2019 $ / shares
Statement [Line Items]
Warrant Outstanding | shares					25,904,122	2,519,157
Wighted average expiration period					1 year 9 months 7 days	9 months 25 days
Number of warrants exercisable					25,904,122	2,519,157
Warrant, wighted average exercise price | $ / shares					$ 0.78	$ 0.70
Gross proceeds from issuance of shares | $					$ 120,491,932	$ 103,901,775
Private Placement [Member]
Statement [Line Items]
Common Stock, Shares issued | shares	6,157,887	6,157,887	23,214,286	2,907,777
Unit per price | (per share)	$ 0.24	$ 0.24		$ 0.45			$ 0.65		$ 0.65	$ 0.45
Gross proceeds from issuance of shares | $	$ 1,476,571	$ 1,476,571	$ 12,500,000	$ 998,620				$ 6,000,000
Warrant exercise price per share | (per share)	$ 0.65	$ 0.65	$ 1.00	$ 0.70
Warrant term	24 years	24 years	24 years	2 years